Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 39,858	$ 51,311	$ 17,063
Total assets	39,858	51,311	17,063
Current liabilities
Accounts payable and accrued liabilities	47,807	82,361	39,964
Due to related parties	357,074	234,850	89,468
Notes payable	110,500	0	0
Convertible debentures, net of unamortized discount of $nil, $32,250, and $65,134, respectively	0	2,750	7,363
Derivative Liability, Current	0	52,491	107,462
Total liabilities	515,381	372,452	244,257
Commitments and contingencies	0	0	0
Stockholders' Deficit
Common Stock, Value	22,117,962	21,593,370	20,826,027
Common stock subscribed	0	120,000	50,000
Additional paid-in capital	4,965,842	4,965,842	4,965,842
Accumulated deficit	(27,559,327)	(27,000,353)	(26,069,063)
Total stockholders' deficit	(475,523)	(321,141)	(227,194)
Total liabilities and stockholders' deficit	$ 39,858	$ 51,311	$ 17,063